PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2017
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of plans sponsored by the Company and related benefit types

Plan	Type	Entity	Sponsor
PBS-A	Defined benefit (DB)	Sistel	Telefônica Brasil, jointly with other telecoms resulting from privatization of the Sistema Telebrás
PAMA / PCE	Defined benefit (DB)	Sistel	Telefônica Brasil, jointly with other telecoms resulting from privatization of the Sistema Telebrás
Healthcare - Law No. 9656/98	Defined benefit (DB)	Telefônica Brasil	Telefônica Brasil, TData, Terra Networks and TGLog
CTB	Defined benefit (DB)	Telefônica Brasil	Telefônica Brasil
Telefônica BD	Defined benefit (DB)	VisãoPrev	Telefônica Brasil
TCOPREV	Hybrid	VisãoPrev	Telefônica Brasil
VISÃO	Defined contribution (DC) / Hybrid	VisãoPrev	Telefônica Brasil, TData, Terra Networks and TGLog

Schedule of reconciliation of assets and liabilities

	Net liabilities (assets) at 12.31.17			Net liabilities (assets) at 12.31.16
	Post-retirement	Post-retirement		Post-retirement	Post-retirement
	pension plans	health plans	Total	pension plans	health plans	Total
Present value of DB plan obligations	1,861,651	1,050,576	2,912,227	1,763,866	767,642	2,531,508
Fair value of plan assets	2,585,679	726,060	3,311,739	2,703,593	667,993	3,371,586
Net liabilities (assets)	(724,028)	324,516	(399,512)	(939,727)	99,649	(840,078)

Asset limitation	791,177	130,440	921,617	993,754	164,953	1,158,707

Noncurrent assets	(9,833)	—	(9,833)	(9,041)	—	(9,041)
Current liabilities	7,914	9,021	16,935	6,826	4,162	10,988
Noncurrent liabilities	69,068	445,935	515,003	56,242	260,440	316,682

Summary of total expenses recognized in the income statement

	2017			2016			2015
	Post-	Post-		Post-	Post-		Post-	Post-
	retirement	retirement		retirement	retirement		retirement	retirement
	pension plans	health plans	Total	pension plans	health plans	Total	pension plans	health plans	Total
Current service cost	3,044	7,606	10,650	2,811	2,761	5,572	2,682	5,720	8,402
Net interest on net actuarial assets/liabilities	5,258	29,325	34,583	5,278	2,986	8,264	4,525	36,763	41,288
Total	8,302	36,931	45,233	8,089	5,747	13,836	7,207	42,483	49,690

Summary of amounts recognized in other comprehensive income (loss)

	2017			2016			2015
	Post-	Post-		Post-	Post-		Post-	Post-
	retirement	retirement		retirement	retirement		retirement	retirement
	pension plans	health plans	Total	pension plans	health plans	Total	pension plans	health plans	Total
Actuarial (gains) losses	325,292	208,195	533,487	(174,496)	240,072	65,576	(87,306)	76,868	(10,438)
Asset limitation effect	(309,780)	(52,411)	(362,191)	182,088	(10,897)	171,191	(541,596)	150,541	(391,055)
Total	15,512	155,784	171,296	7,592	229,175	236,767	(628,902)	227,409	(401,493)

Schedule of changes in amount net of liability (asset) of defined benefit, net

	12.31.17			12.31.16
	Post‑retirement	Post‑retirement		Post‑retirement	Post‑retirement
	pension plans	health plans	Total	pension plans	health plans	Total
Net interest on net defined benefit liability (asset) at the beginning of the year	54,026	264,603	318,629	46,907	29,712	76,619
Business combinations	(12)	680	668	—	—	—
Expenses	8,302	36,931	45,233	8,089	5,747	13,836
Sponsor contributions	(10,680)	(3,041)	(13,721)	(8,562)	(31)	(8,593)
Amounts recognized in OCI	15,512	155,784	171,296	7,592	229,175	236,767
Net interest on net defined benefit liability (asset) at the end of the year	67,148	454,957	522,105	54,026	264,603	318,629
Actuarial assets per balance sheet	(9,833)	—	(9,833)	(9,041)	—	(9,041)
Actuarial liabilities per balance sheet	76,982	454,956	531,938	63,068	264,602	327,670

Schedule of results projected for 2018

	Post‑retirement	Post‑retirement
	pension plans	health plans	Total
Current service cost	2,931	13,722	16,653
Net interest on net defined benefit liability/asset	6,074	45,892	51,966
Total	9,005	59,614	68,619

Schedule of sponsoring company contributions projected for 2018

	Post‑retirement	Post‑retirement
	pension plans	health plans	Total
Sponsor contributions	2,499	33	2,532
Benefits paid directly by the sponsor	7,914	9,026	16,940
Total	10,413	9,059	19,472

Schedule of average weighted duration of defined benefit liability

	Post‑retirement		Post‑retirement
	pension plans		health plans
In 2017	8.5	years	18.7	years
In 2016	8.9	years	12.7	years

Schedule of actuarial assumptions

12.31.17
	Post-retirement pension plans	Post-retirement health plans
Discount rate to present value of defined benefit liability	Visão: 9.5% PBS-A and CTB: 9.8% Telefônica BD and Tcoprev: 9.9%	9.9%
Future salary growth rate	PBS-A: N/A Visão, CTB, Telefônica BD and Tcoprev: 5.9%	N/A
Medical expense growth rate	N/A	7.4%
Nominal annual adjustment rate of pension benefits	4.3%	N/A
Medical service eligibility age	N/A	Eligibility on retirement 100% to 57 years
Estimated retirement age	PBS-A, CTB and Telefônica BD: 57 years Visão and Tcoprev: 60 years	57 years
Mortality table for nondisabled individuals	PBS-A, CTB and Telefônica BD: AT-2000 Basic segregated by gender, down-rated by 10% Visão: AT-2000 Basic segregated by gender, down-rated by 50%	AT-2000 Basic segregated by gender, down-rated by 10%
Mortality table for disabled individuals	PBS-A, CTB and Telefônica BD: RP-2000 Disabled Female, down-rated by 40% Visão: N/A	RP-2000 Disabled Female, down-rated by 40%
Disability table	PBS-A, CTB, Telefônica BD and Tcoprev: Light-Forte Visão: Light-Fraca, down rated by 30%	Light-Forte
Turnover	PBS-A, CTB, Telefônica BD and Tcoprev: N/A Visão: Turnover experience in VISÃO plans (2015 to 2017)	PAMA and PCE: N/A Law No. 9656/98: Turnover experience in VISÃO plans (2015 to 2017)

Further to the assumptions stated above, other assumptions common to all plans were adopted in 2017 as follows:

(i)	Long-term inflation rate 4.3%; and
(ii)	Annual increase in the use of medical services according to age: 4.0%.

12.31.16
	Post-retirement pension plans	Post-retirement health plans
Discount rate to present value of defined benefit liability	Vivoprev and Visão: 10.9% PBS-A, CTB, Telefônica BD and Tcoprev: 10.8%	10.9%
Future salary growth rate	PBS-A: N/A CTB, Telefônica BD, Prev and Visão: 6.2%	N/A
Medical expense growth rate	N/A	7.6%
Nominal annual adjustment rate of pension benefits	4.5%	N/A
Medical service eligibility age	N/A	PAMA and PCE: 5% when reaching 52 years and 10 years of contribution; 3% each subsequent year; 100% eligibility on retirement Law No. 9656/98: 100% to 57 years
Estimated retirement age	PBS-A and CTB: N/A Telefônica BD: 57 years Prev and Visão: 60 years	PAMA and PCE: 60 years Law No. 9656/98: 57 yeras
Mortality table for nondisabled individuals	PBS-A, CTB, Telefônica BD and Tcoprev: AT-2000 Basic segregated by gender, down-rated by 10% Vivoprev and Visão: AT-2000 Basic segregated by gender, down-rated by 50%	AT-2000 Basic segregated by gender, down-rated by 10%
Mortality table for disabled individuals	PBS-A, CTB, Telefônica BD and PBS: RP-2000 Disabled Female, down-rated by 40% Vivoprev and Visão: N/A	PAMA and PCE: RP-2000 Disabled Male Law No. 9656/98: AT-2000 Basic segregated by gender, down-rated by 10%
Disability table	PBS-A, CTB and Telefônica BD: Mercer Disability Prev and Visão: Light-Fraca, down rated by 30%	Mercer Disability
Turnover	PBS-A, CTB and Telefônica BD: N/A Prev and Visão: Turnover experience in VISÃO plans (2008 to 2011)	PAMA and PCE: N/A Law No. 9656/98: Turnover experience in VISÃO plans (2008 to 2011)

Schedule of impacts on the plans' defined benefit liabilities due to the new definition of the actuarial assumptions

	Post-retirement	Post-retirement
	pension plans	health plans	Total
Defined benefit liability, based on current actuarial assumptions	1,861,651	1,050,576	2,912,227
Defined benefit liability, based on prior-year actuarial assumptions	1,756,118	956,108	2,712,226
Difference from change in actuarial assumptions	105,533	94,468	200,001

Summary of allocation of plan assets

	12.31.17		12.31.16
	Post-retirement	Post-retirement	Post-retirement	Post-retirement
	pension plans	health plans	pension plans	health plans
Investments with market value quoted in active market:
Fixed income investments
National Treasury Note (NTN)	1,998,931	670,516	1,769,606	553,515
Treasury Financial Letter	199,135	55,544	30,588	—
Repurchase operations	142,228	—	134,863	—
Debentures	13,209	—	12,843	—
Treasury Financial Letter (LFT)	4,567	—	229,793	114,478
FIDC shares / Others	3,694	—	6,449	—
National Treasury Notes (LTN)	2,165	—	1,895	—
Bank Deposit Certificates (CDB)	1,317	—	36,744	—
Variable income investments
Investments in energy sector	57,781	—	246,400	—
Investments in food and beverage industry	32,337	—	45,054	—
Investments in aerospace sector	—	—	28,947	—
Investments in mining sector	1,197	—	2,581	—
Investments in other sectors (1)	7,124	—	9,207	—
Real estate investments	96,525	—	121,176	—
Loans to participants	18,346	—	23,562	—
Structured investments	3,753	—	224	—

Investments with market value not quoted in active market:
Loans to participants	1,590	—	1,850	—
Structured investments	1,780	—	1,811	—

Total	2,585,679	726,060	2,703,593	667,993
(1)

Investments in variable income in the following industries: oil, gas and biofuel; telephony; steel and metals; construction and engineering; sales and distribution; transportation; wood and paper; education; financial services and banks; real estate, among; others.

Schedule of maturity of future benefit payments

	Post-retirement	Post-retirement
	pension plans	health plans	Total
2018	162,546	38,839	201,385
2019	166,989	42,679	209,668
2020	171,275	47,023	218,298
2021	176,423	51,987	228,410
2022	180,505	57,309	237,814
2023 onwards	5,326,440	22,761,339	28,087,779
Total	6,184,178	22,999,176	29,183,354

Discount rate
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of sensitivity analysis for actuarial assumptions

	Post-retirement	Post-retirement
	pension plans	health plans	Total
Defined benefit liability, discounted to present value at current rate	1,861,651	1,050,576	2,912,227
Defined benefit liability, discounted to present value considering a rate increased by 0.5%	1,784,735	977,286	2,762,021
Defined benefit liability, discounted to present value considering a rate decreased by 0.5%	1,944,833	1,132,896	3,077,729

Rate of growth of medical costs
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of sensitivity analysis for actuarial assumptions

	Post-retirement	Post-retirement
	pension plans	health plans	Total
Defined benefit liability, Projected by the current medical cost growth rate	1,861,651	1,050,576	2,912,227
Defined benefit liability, discounted to present value considering a rate increased by 1%	1,861,651	1,223,724	3,085,375
Defined benefit liability, discounted to present value considering a rate decreased by 1%	1,861,651	911,270	2,772,921

Defined benefit liability
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of changes in amount net of liability (asset) of defined benefit, net

	12.31.17			12.31.16
	Post‑retirement	Post‑retirement		Post‑retirement	Post‑retirement
	pension plans	health plans	Total	pension plans	health plans	Total
Defined benefit liability at the beginning of the year	1,763,866	767,642	2,531,508	1,503,966	402,927	1,906,893
Liability assumed after acquisition of company	249	680	929	—	—	—
Current service costs	3,044	7,606	10,650	2,811	2,761	5,572
Interest on actuarial liabilities	181,208	82,488	263,696	179,496	48,420	227,916
Benefits paid	(168,856)	(30,777)	(199,633)	(156,056)	(24,229)	(180,285)
Member contributions paid	220	—	220	174	—	174
Actuarial losses (gains) adjusted by experience	(23,613)	128,469	104,856	78,373	298,403	376,776
Actuarial losses (gains) adjusted by demographic assumptions	(3,320)	(1,543)	(4,863)	—	(81,144)	(81,144)
Actuarial losses (gains) adjusted by financial assumptions	108,853	96,011	204,864	155,102	120,504	275,606
Defined benefit liability at the end of the year	1,861,651	1,050,576	2,912,227	1,763,866	767,642	2,531,508

Fair value of plan assets
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of changes in amount net of liability (asset) of defined benefit, net

	12.31.17			12.31.16
	Post‑retirement	Post‑retirement		Post‑retirement	Post‑retirement
	pension plans	health plans	Total	pension plans	health plans	Total
Fair value of plan assets at the beginning of the year	2,703,593	667,993	3,371,586	2,178,182	529,485	2,707,667
Asset acquired on acquisition of company	323	—	323	—	—	—
Benefits paid	(160,370)	(27,767)	(188,137)	(149,521)	(24,229)	(173,750)
Participants contributions paid	220	—	220	174	—	174
Sponsor contributions paid	2,195	31	2,226	2,027	31	2,058
Interest income on plan assets	283,090	71,061	354,151	264,761	65,015	329,776
Return on plan assets excluding interest income	(243,372)	14,742	(228,630)	407,970	97,691	505,661
Fair value of plan assets at the end of the year	2,585,679	726,060	3,311,739	2,703,593	667,993	3,371,586

Asset Limitation
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of changes in amount net of liability (asset) of defined benefit, net

	12.31.17			12.31.16
	Post‑retirement	Post‑retirement		Post‑retirement	Post‑retirement
	pension plans	health plans	Total	pension plans	health plans	Total
Asset Limitation at the beginning of the year	993,754	164,953	1,158,707	721,123	156,270	877,393
Interest on the asset limitation	107,140	17,898	125,038	90,543	19,580	110,123
Changes in the assets limitation, except interest	(309,779)	(52,411)	(362,190)	182,088	(10,897)	171,191
Effect generated by company acquisition	62	—	62	—	—	—
Asset Limitation at the end of the year	791,177	130,440	921,617	993,754	164,953	1,158,707